UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1.	Schedule of Investments.

The Hartford Growth Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Automobiles and Components - 0.5%
68	Harley-Davidson, Inc.	$2,932

	Capital Goods - 4.5%
249	AMETEK, Inc.	7,720
133	Boeing Co.	9,838
22	Cummins, Inc.	2,141
145	Eaton Corp.	6,355
74	Joy Global, Inc.	3,865
		29,919
	Commercial and Professional Services - 1.2%
75	IHS, Inc. ●	8,220

	Consumer Durables and Apparel - 3.6%
69	Coach, Inc.	3,411
362	D.R. Horton, Inc.	6,390
78	Fossil, Inc. ●	5,572
123	Lennar Corp.	3,586
19	Michael Kors Holdings Ltd. ●	783
36	PVH Corp.	2,878
11	Ralph Lauren Corp.	1,554
		24,174
	Consumer Services - 3.3%
242	Dunkin' Brands Group, Inc.	7,342
153	Starbucks Corp.	6,946
126	Yum! Brands, Inc.	8,194
		22,482
	Diversified Financials - 1.1%
127	American Express Co.	7,338

	Energy - 4.9%
99	Anadarko Petroleum Corp.	6,847
100	Cameron International Corp. ●	5,029
102	Cobalt International Energy, Inc. ●	2,562
118	Ensco plc	6,418
89	National Oilwell Varco, Inc.	6,467
84	Schlumberger Ltd.	5,954
		33,277
	Food and Staples Retailing - 3.6%
175	CVS Caremark Corp.	7,920
222	Wal-Mart Stores, Inc.	16,545
		24,465
	Food, Beverage and Tobacco - 4.5%
495	Green Mountain Coffee Roasters, Inc. ●	9,041
58	Lorillard, Inc.	7,473
191	PepsiCo, Inc.	13,903
		30,417
	Health Care Equipment and Services - 5.3%
140	Covidien plc	7,838
123	Edwards Lifesciences Corp. ●	12,480
519	Hologic, Inc. ●	9,616
115	UnitedHealth Group, Inc.	5,898
		35,832
	Materials - 1.9%
152	Monsanto Co.	13,024

	Media - 6.3%
308	Comcast Corp. Class A	10,035
527	News Corp. Class A	12,130
3,794	Sirius XM Radio, Inc. w/ Rights ●	8,195
252	Walt Disney Co.	12,370
		42,730
	Pharmaceuticals, Biotechnology and Life Sciences - 5.4%
49	Agilent Technologies, Inc.	1,873
67	Biogen Idec, Inc. ●	9,751
216	Gilead Sciences, Inc. ●	11,746
83	Johnson & Johnson	5,761
161	Merck & Co., Inc.	7,115
		36,246
	Retailing - 9.1%
159	Abercrombie & Fitch Co. Class A	5,369
66	Amazon.com, Inc. ●	15,369
25	AutoZone, Inc. ●	9,555
146	Dollar General Corp. ●	7,467
106	Family Dollar Stores, Inc.	6,989
417	Lowe's Co., Inc.	10,586
9	Priceline.com, Inc. ●	6,224
		61,559
	Semiconductors and Semiconductor Equipment - 2.8%
388	Altera Corp.	13,762
153	Broadcom Corp. Class A	5,171
		18,933
	Software and Services - 19.5%
70	Alliance Data Systems Corp. ●	9,136
170	BMC Software, Inc. ●	6,724
24	Citrix Systems, Inc. ●	1,720
103	Cognizant Technology Solutions Corp. ●	5,819
333	eBay, Inc. ●	14,754
139	Facebook, Inc. ●	3,009
19	Google, Inc. ●	12,289
66	IBM Corp.	12,991
27	Mastercard, Inc.	11,628
437	Microsoft Corp.	12,878
628	Oracle Corp.	18,974
25	Salesforce.com, Inc. ●	3,115
197	Splunk, Inc. ●	5,786
100	Tibco Software, Inc. ●	2,823
191	VeriSign, Inc. ●	8,480
16	VMware, Inc. ●	1,433
		131,559
	Technology Hardware and Equipment - 16.0%
350	Acme Packet, Inc. ●	5,542
112	Apple, Inc. ●	68,115
316	EMC Corp. ●	8,286
461	Juniper Networks, Inc. ●	8,086
151	NetApp, Inc. ●	4,927
216	Qualcomm, Inc.	12,883
		107,839
	Transportation - 2.8%
57	Expeditors International of Washington, Inc.	2,013
122	J.B. Hunt Transport Services, Inc.	6,727

1

The Hartford Growth Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Transportation - 2.8% - (continued)
137	Norfolk Southern Corp.		$10,166
			18,906
	Total common stocks
	(cost $570,952)		$649,852

	Total long-term investments
	(cost $570,952)		$649,852

SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreements - 4.1%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $9,716, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $9,910)
$9,716	0.17%, 07/31/2012		$9,716
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $7,495, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $7,645)
7,495	0.18%, 07/31/2012		7,495
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,840, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $1,877)
1,840	0.19%, 07/31/2012		1,840
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $6,152, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $6,275)
6,152	0.19%, 07/31/2012		6,152
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $43, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $44)
43	0.17%, 07/31/2012		43
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,541, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $2,592)
2,541	0.19%, 07/31/2012		2,541
			27,787
	Total short-term investments
	(cost $27,787)		$27,787

	Total investments
	(cost $598,739) ▲	100.4%	$677,639
	Other assets and liabilities	(0.4)%	(2,833)
	Total net assets	100.0%	$674,806

2

The Hartford Growth Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $601,600 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$119,307
Unrealized Depreciation	(43,268)
Net Unrealized Appreciation	$76,039

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$649,852	$649,852	$–	$–
Short-Term Investments	27,787	–	27,787	–
Total	$677,639	$649,852	$27,787	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Growth Opportunities Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 92.8%
	Banks - 1.7%
252	M&T Bank Corp.	$21,628
1,432	Regions Financial Corp.	9,968
		31,596
	Capital Goods - 0.9%
324	Fluor Corp.	16,055

	Commercial and Professional Services - 1.8%
295	IHS, Inc. ●	32,552

	Consumer Durables and Apparel - 4.9%
187	D.R. Horton, Inc.	3,293
960	Hanesbrands, Inc. ●	28,815
405	Jarden Corp.	18,319
593	Lennar Corp.	17,332
297	PVH Corp.	23,554
		91,313
	Consumer Services - 2.1%
1,385	Burger King Worldwide, Inc. ●	21,214
–	Diamond Resorts LLC ⌂†	18,675
		39,889
	Diversified Financials - 3.2%
111	BlackRock, Inc.	18,957
923	Invesco Ltd.	20,416
565	JP Morgan Chase & Co.	20,340
		59,713
	Energy - 6.0%
358	Anadarko Petroleum Corp.	24,843
216	Apache Corp.	18,579
456	Cabot Oil & Gas Corp.	19,230
321	Cobalt International Energy, Inc. ●	8,057
356	Ensco plc	19,347
629	Southwestern Energy Co. ●	20,913
		110,969
	Food and Staples Retailing - 1.5%
610	CVS Caremark Corp.	27,595

	Food, Beverage and Tobacco - 1.0%
207	Philip Morris International, Inc.	18,960

	Health Care Equipment and Services - 9.4%
546	Cardinal Health, Inc.	23,522
434	Catamaran Corp. ●	36,670
528	Edwards Lifesciences Corp. ●	53,400
2,066	Hologic, Inc. ●	38,262
159	McKesson Corp.	14,453
145	UnitedHealth Group, Inc.	7,409
		173,716
	Insurance - 0.9%
894	Progressive Corp.	17,645

	Materials - 3.0%
471	Ball Corp.	19,573
514	Crown Holdings, Inc. ●	18,451
651	Methanex Corp. ADR	17,949
1,875	Sino Forest Corp. Class A ⌂●†	–
		55,973
	Media - 2.5%
8,866	Sirius XM Radio, Inc. w/ Rights ●	19,150
554	Walt Disney Co.	27,242
		46,392
	Pharmaceuticals, Biotechnology and Life Sciences - 10.6%
753	Agilent Technologies, Inc.	28,822
327	Auxilium Pharmaceuticals, Inc. ●	8,799
123	Biogen Idec, Inc. ●	17,873
297	Elan Corp. plc ADR ●	3,433
438	Eli Lilly & Co.	19,296
685	Forest Laboratories, Inc. ●	22,992
444	Gilead Sciences, Inc. ●	24,142
594	Merck & Co., Inc.	26,219
81	Regeneron Pharmaceuticals, Inc. ●	10,872
109	Waters Corp. ●	8,437
321	Watson Pharmaceuticals, Inc. ●	24,983
		195,868
	Real Estate - 1.2%
1,466	Host Hotels & Resorts, Inc.	21,524

	Retailing - 8.9%
237	Amazon.com, Inc. ●	55,206
513	CarMax, Inc. ●	14,263
152	Dufry Group ●	18,452
722	Lowe's Co., Inc.	18,328
15	Priceline.com, Inc. ●	9,966
772	TripAdvisor, Inc. ●	28,868
660	Urban Outfitters, Inc. ●	20,158
		165,241
	Semiconductors and Semiconductor Equipment - 1.6%
1,050	Skyworks Solutions, Inc. ●	30,379

	Software and Services - 21.3%
2,165	Activision Blizzard, Inc.	26,043
97	ANSYS, Inc. ●	5,816
2,436	Cadence Design Systems, Inc. ●	29,765
352	Cognizant Technology Solutions Corp. ●	19,967
1,133	eBay, Inc. ●	50,176
160	Equinix, Inc. ●	28,438
713	Facebook, Inc. ●	15,474
62	Google, Inc. ●	39,497
404	IAC/InterActiveCorp.	21,241
256	LinkedIn Corp. ●	26,232
1,285	Oracle Corp.	38,820
201	Salesforce.com, Inc. ●	24,940
338	Splunk, Inc. ●	9,934
216	Teradata Corp. ●	14,630
470	Tibco Software, Inc. ●	13,216
877	VeriFone Systems, Inc. ●	31,809
		395,998
	Technology Hardware and Equipment - 9.2%
184	Apple, Inc. ●	112,489
963	EMC Corp. ●	25,241
616	Juniper Networks, Inc. ●	10,797
491	Trimble Navigation Ltd. ●	21,752
		170,279

1

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 92.8% - (continued)
	Transportation - 1.1%
572	Expeditors International of Washington, Inc.		$20,328

	Total common stocks
	(cost $1,573,191)		$1,721,985

EXCHANGE TRADED FUNDS - 1.5%
	Other Investment Pools and Funds - 1.5%
204	S&P 500 Depositary Receipt		$28,071

	Total exchange traded funds
	(cost $27,567)		$28,071

	Total long-term investments (cost $1,600,758)		$1,750,056

SHORT-TERM INVESTMENTS - 6.8%
Repurchase Agreements - 6.8%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2012 in the amount of $43,806,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
	of $44,682)
$43,806	0.17%, 07/31/2012		$43,806
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $33,794, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $34,470)
33,794	0.18%, 07/31/2012		33,794
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $8,297, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $8,463)
8,297	0.19%, 07/31/2012		8,297
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $27,739, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $28,294)
27,739	0.19%, 07/31/2012		27,739
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $194, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $198)
194	0.17%, 07/31/2012		194
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $11,459, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $11,688)
11,459	0.19%, 07/31/2012		11,459
			125,289
	Total short-term investments
	(cost $125,289)		$125,289

	Total investments
	(cost $1,726,047) ▲	101.1%	$1,875,345
	Other assets and liabilities	(1.1)%	(20,421)
	Total net assets	100.0%	$1,854,924

2

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $1,730,059 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$211,872
Unrealized Depreciation	(66,586)
Net Unrealized Appreciation	$145,286

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $18,675, which represents 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	$17,340
05/2011 - 07/2011	1,875	Sino Forest Corp. Class A	26,988

At July 31, 2012, the aggregate value of these securities was $18,675, which represents 1.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,721,985	$1,684,858	$18,452	$18,675
Exchange Traded Funds	28,071	28,071	–	–
Short-Term Investments	125,289	–	125,289	–
Total	$1,875,345	$1,712,929	$143,741	$18,675

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Common Stocks	$37,371	$—	$1,266	†	$—	$—	$—	$—	$(19,962)	$18,675
Total	$37,371	$—	$1,266		$—	$—	$—	$—	$(19,962)	$18,675

*

Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $1,266.

4

The Hartford Municipal Real Return Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.0%
	Alabama - 1.9%
	Alabama State 21st Century Auth Settlement Rev
$1,100	4.00%, 06/01/2016	$1,220
1,500	5.00%, 06/01/2017	1,753
	Mobile, AL, IDA Pollution Obligor: Alabama Power Co
1,815	1.65%, 06/01/2034	1,839
		4,812
	Alaska - 0.4%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	437
	Anchorage, AK, GO
610	5.25%, 08/01/2028	706
		1,143
	Arizona - 0.7%
	Arizona Sundance Community Facilities Dist, Special Assess Rev #2
304	7.13%, 07/01/2027 ■	305
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	269
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	201
	Yavapai County, AZ, IDA Hospital Facility
1,000	4.00%, 10/01/2014	1,069
		1,844
	California - 14.9%
	California Health Facilities FA, Sutter Health
1,110	5.88%, 08/15/2031	1,323
	California State Communities DA Rev
2,500	5.00%, 11/01/2029	2,922
	California State Dept Water Resources Supply Rev
2,500	5.00%, 05/01/2019 - 05/01/2022	3,063
	California State Educational Fac Auth Rev
630	5.00%, 04/01/2030	650
	California State GO
1,000	5.00%, 10/01/2019	1,216
3,515	6.50%, 04/01/2033 ╦	4,417
	California State Health Fac FA Rev
275	5.00%, 11/15/2024 ☼	307
1,000	5.50%, 11/15/2040	1,176
	California State Pollution Control FA
2,250	1.88%, 04/01/2025	2,289
	California State Public Works Board Lease Rev
1,500	5.25%, 10/01/2022	1,806
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	203
	California Statewide Community DA, Windrush School
250	0.00%, 07/01/2037 ●	173
	El Dorado, CA, Irrigation Dist
300	5.38%, 08/01/2024	343
	Golden State Tobacco Securitization Agency
425	5.00%, 06/01/2017	481
	Huntington Park, CA, Public FA Rev
400	5.25%, 09/01/2019	439
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
95	6.35%, 09/02/2027	97
	Irvine, CA, Improvement Bond Act
190	3.00%, 09/02/2014	197
	Los Angeles, CA, Wastewater System Rev
2,000	5.00%, 06/01/2022	2,438
	Metropolitan Water Dist Southern CA
1,000	2.50%, 07/01/2032	1,039
	Morongo Band of Mission Indians, CA, Enterprise
1,655	6.50%, 03/01/2028 ■	1,730
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	544
	Port Oakland, CA, GO
1,000	5.00%, 05/01/2026	1,084
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	621
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	200
	San Francisco City & County, CA, Redev FA
1,120	6.50%, 08/01/2032	1,312
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	792
	Southern California State Public Power Auth
500	5.00%, 07/01/2023	584
	Temecula, CA, Redev Agency Tax Allocation Rev
245	5.63%, 12/15/2038	239
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,771
	Tuolumne, CA, Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,196
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,468
	Washington Township, CA, Health Care Dist Rev
500	5.00%, 07/01/2037	522
1,000	6.00%, 07/01/2029	1,152
		37,794
	Colorado - 1.2%
	Colorado State Housing & FA
1,500	5.00%, 05/15/2014	1,622
	Denver, CO, City & County Airport Rev
600	5.00%, 11/15/2015	673
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	750
		3,045
	Connecticut - 0.8%
	Bridgeport, CT, GO
610	4.00%, 08/15/2014	646
	Connecticut State DA Pollution Control Rev
1,490	1.55%, 05/01/2031	1,500
		2,146

5

The Hartford Municipal Real Return Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.0% - (continued)
	Delaware - 0.6%
	Delaware State Transportation Auth
$1,180	5.00%, 07/01/2025	$1,407

	District of Columbia - 1.8%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,372
	Metropolitan Washington, DC, Airport Auth System Rev
1,035	5.00%, 10/01/2022	1,241
		4,613
	Florida - 5.6%
	Broward County, FL, Airport System Rev
1,885	5.00%, 10/01/2016	2,131
	Colonial Country Club Community Development Dist, Capital Improvement Rev
440	6.40%, 05/01/2033	460
	Greater Orlando, FL, Aviation Auth
2,500	5.00%, 10/01/2021 - 10/01/2024	2,923
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,204
	Jacksonville, FL, Sales Tax Rev
640	5.00%, 10/01/2018	750
	Miami-Dade County, FL, Educational Fac Auth
2,000	5.75%, 04/01/2028	2,257
	River Bend Community Development Dist, Capital Improvement Rev
880	0.00%, 11/01/2015 ●	202
	Tampa Bay, FL, Regional Water Supply Auth
2,000	5.00%, 10/01/2019	2,477
	Village, FL Community Development Dist #5
805	6.50%, 05/01/2033	824
		14,228
	Georgia - 3.8%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000	5.00%, 01/01/2023	2,345
	Atlanta, GA, Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,900
	Burke County, GA, DA
2,000	1.25%, 01/01/2052	2,009
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,349
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State & Local Gov't Securities)
795	6.38%, 01/01/2014	836
	Georgia Municipal Electric Auth, Power Rev
945	6.50%, 01/01/2017	1,074
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
55	6.50%, 01/01/2017	62
		9,575
	Hawaii - 0.2%
	Hawaii State Harbor System Rev
500	5.38%, 01/01/2020	534

	Idaho - 0.7%
	Idaho State Bond Bank Auth Rev
1,470	5.63%, 09/15/2026	1,801

	Illinois - 6.1%
	Chicago, IL, O'Hare International Airport Rev
1,000	5.25%, 01/01/2027	1,033
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,725	0.00%, 03/01/2037 ●	776
	Huntley, IL, Special Service #9
1,500	5.10%, 03/01/2028	1,615
	Illinois Education Facilities Auth, Augustana College, Ser A
1,270	5.70%, 10/01/2032	1,281
	Illinois State
1,000	1.50%, 06/15/2021	1,004
	Illinois State FA Rev
1,000	5.00%, 11/15/2042	1,112
	Illinois State GO
1,000	5.00%, 01/01/2022	1,106
2,000	5.25%, 01/01/2021	2,327
	Railsplitter, IL, Tobacco Settlement Auth
1,000	5.50%, 06/01/2023	1,169
	Round Lake, IL, Special Tax Rev
935	4.70%, 03/01/2033	962
	Round Lake, IL, Special Tax Rev (Prerefunded with State & Local Gov't Securities)
473	6.70%, 03/01/2033	500
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	575
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
949	6.63%, 03/01/2033	959
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
899	6.88%, 03/01/2033	921
		15,340
	Indiana - 1.3%
	Indiana State FA Hospital Rev
2,000	6.75%, 03/01/2035	2,121
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,242
		3,363
	Kentucky - 1.2%
	Louisville & Jefferson County, KY Co
1,220	1.65%, 10/01/2033 Δ	1,223
	Louisville & Jefferson County, KY Metropolitan Government Rev
1,085	5.00%, 12/01/2023	1,305
	Warren County, KY, Hospital Rev
580	4.00%, 10/01/2029 ☼	584
		3,112
	Louisiana - 2.2%
	Louisiana State Citizens Property PSFG Corp
1,475	5.00%, 06/01/2016	1,682

6

The Hartford Municipal Real Return Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.0% - (continued)
	Louisiana - 2.2% - (continued)
	Louisiana State Office Fac Corp Lease Rev
$2,500	5.00%, 11/01/2021	$3,043
	Louisiana State Public Facs Auth Rev
1,000	5.75%, 07/01/2039	860
		5,585
	Massachusetts - 4.2%
	Massachusetts State Development Fin Agency Rev
1,000	2.25%, 12/01/2041	1,028
200	5.00%, 07/01/2014	212
	Massachusetts State GO
5,000	0.16%, 03/01/2026 Δ	5,000
3,000	0.60%, 09/01/2015 Δ	3,004
	Massachusetts State PA
1,260	4.00%, 07/01/2014	1,336
		10,580
	Michigan - 2.3%
	Detroit, MI, Water & Sewage Dept
1,500	5.00%, 07/01/2018	1,701
	Detroit, MI, Water Supply System Ref Rev
1,750	6.50%, 07/01/2015	1,914
	Grand Valley, MI, State University Rev
1,500	5.50%, 12/01/2027	1,697
	Michigan Hospital FA, Rev Ref Henry Ford Health System (Prerefunded with State & Local Gov't Securities)
500	5.63%, 03/01/2017	516
		5,828
	Minnesota - 2.2%
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	253
	Rochester, MN, Healthcare Fac Rev Obligor: Mayo Clinic
1,500	4.00%, 11/15/2038	1,734
	Rosemount, MN, ISD GO
1,950	5.70%, 04/01/2015 ○	1,847
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	507
	University of Minnesota (Prerefunded with State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,256
		5,597
	Missouri - 0.5%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	493
	Stone Canyon, MO, Community Improvement Dist Rev
1,000	0.00%, 04/01/2027 ●	690
		1,183
	Nebraska - 0.4%
	Nebraska State Proj Rev Bonds
1,000	5.00%, 09/01/2015	1,090

	Nevada - 1.4%
	Nevada State GO
2,870	5.00%, 08/01/2019	3,505

	New Jersey - 0.9%
	New Jersey State Econ DA
970	5.00%, 06/15/2018	1,115
	New Jersey State Econ DA Lease Rev
1,000	5.00%, 09/01/2021	1,209
		2,324
	New Mexico - 0.2%
	Cabezon, NM, Public Improvement Dist
460	5.20%, 09/01/2015	468

	New York - 10.8%
	Erie County, NY, Industrial DA School Fac Rev
2,000	5.00%, 05/01/2018	2,385
	Metropolitan Transportation Auth, NY, Rev
3,000	5.25%, 11/15/2023	3,614
	New York City, NY, Transitional FA Rev
4,000	0.18%, 08/01/2031 Δ	4,000
1,000	5.00%, 11/01/2022	1,249
	New York Dorm Auth, Fordham University FGIC
80	5.00%, 07/01/2020	80
	New York Dorm Auth, Upstate Community College
250	5.25%, 07/01/2021	266
	New York State Dormitory Auth Rev
1,000	5.00%, 03/15/2022	1,241
	New York State Dormitory Auth Rev Obligor: Mount Saint Mary College
400	5.00%, 07/01/2027	406
	New York State Dormitory Auth Rev Obligor: Teacher's College
2,000	5.38%, 03/01/2029	2,277
	New York State Energy Research & DA
1,300	1.45%, 06/01/2036	1,303
	New York State Thruway Auth
500	5.00%, 01/01/2016	569
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,255
	New York, NY, GO (Prerefunded with US Gov't Securities)
45	5.75%, 03/01/2019	46
	New York, NY, Transitional FA Future Tax Secured (Prerefunded with US Gov't Securities)
450	5.00%, 08/01/2023	450
	Newburth, NY, GO
1,255	5.00%, 06/15/2017 - 06/15/2018	1,352
	NY State Thruway Auth
2,500	5.00%, 04/01/2021	3,107
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
4,475	6.00%, 09/15/2027	3,281
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	503
		27,384

7

The Hartford Municipal Real Return Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.0% - (continued)
	North Carolina - 0.8%
	Mecklenburg County, NC, Certificate of Participation School Improvements
$795	5.00%, 02/01/2024	$927
	North Carolina State Medical Care Commission
1,000	5.00%, 11/01/2013	1,053
		1,980
	North Dakota - 0.9%
	North Dakota State FA
1,750	5.00%, 10/01/2022	2,201

	Ohio - 3.0%
	American Municipal Power-Ohio Inc Rev
2,800	5.00%, 02/15/2019	3,317
	Cuyahoga, OH, Community College Dist
1,200	5.00%, 08/01/2027	1,381
	Hamilton County, OH, Health Care Fac Rev
1,250	5.00%, 06/01/2019 - 06/01/2020	1,429
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,525
		7,652
	Oklahoma - 0.9%
	Oklahoma State Turnpike Auth
2,000	5.00%, 01/01/2029	2,370

	Other U.S. Territories - 1.8%
	Guam Government Business Privilege Tax Rev
1,500	5.00%, 01/01/2027	1,716
	Puerto Rico Housing FA Single Family Rev
1,000	5.13%, 12/01/2027	1,111
	Puerto Rico Sales Tax Financing Corp
1,000	5.00%, 08/01/2022	1,203
	University Virgin Islands
270	5.13%, 12/01/2022	300
225	5.25%, 12/01/2023 - 12/01/2024	250
		4,580
	Pennsylvania - 2.2%
	Monroeville, PA, FA University of Pittsburg Medical Center Rev
700	4.00%, 02/15/2015 - 02/15/2016	769
	Pennsylvania State Turnpike Commission Rev
665	6.00%, 06/01/2028	789
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,174
	Pittsburgh, PA, School Dist GO
2,320	5.00%, 09/01/2021 - 09/01/2023	2,842
		5,574
	Rhode Island - 0.7%
	Central Falls, RI, Detention Fac Corp Rev
140	6.75%, 01/15/2013	139
	Cranston, RI, GO
1,410	5.00%, 07/01/2018	1,617
		1,756
	Tennessee - 0.9%
	Johnson City, TN, Health & Educational Fac
1,000	5.50%, 07/01/2031	1,071
	Tennessee State GO
1,000	5.00%, 10/01/2022	1,278
		2,349
	Texas - 9.6%
	Boerne, TX, School Dist GO
1,060	5.00%, 02/01/2023	1,288
	Dallas-Fort Worth, TX, International Airport Rev
740	6.00%, 11/01/2028 - 11/01/2032	742
	Denton, TX, ISD GO
1,750	2.13%, 08/01/2042	1,813
	Houston, TX, ISD Financial Management GO
2,500	2.00%, 06/01/2029	2,561
	Houston, TX, Utility System Rev
2,000	6.00%, 11/15/2036	2,411
	Kerrville Health Facilities Development Corp.
935	5.00%, 08/15/2015	1,019
	Killeen, TX, ISD GO
1,400	5.00%, 02/15/2020	1,740
	Love Field TX Airport Modernization
1,000	5.00%, 11/01/2015	1,097
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037	2,338
	North Texas Tollway Auth Rev
1,000	5.00%, 09/01/2023	1,224
3,000	6.00%, 01/01/2025	3,540
	San Antonio, TX Airport System Rev
1,000	5.00%, 07/01/2016	1,139
	Tarrant County, TX, Culturall Education Fac
1,000	6.25%, 11/15/2029	1,215
	Texas State Muni Gas Acquisition
1,000	5.25%, 12/15/2017	1,100
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	1,001
		24,228
	Virginia - 1.1%
	Peninsula Town Ctr, VA, Community DA
695	6.45%, 09/01/2037	732
	Virginia State Resources Auth Infrastructure
500	5.00%, 11/01/2024	593
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov't Securities)
1,300	5.50%, 06/01/2026 ‡	1,427
		2,752
	Washington - 4.3%
	Energy Northwest, WA, Elec Rev
2,500	5.00%, 07/01/2017	3,005
	FYI Properties, WA, Lease Rev
2,285	5.50%, 06/01/2034	2,591
	Grant County, WA, Utility Dist #2
3,260	5.00%, 01/01/2020 - 01/01/2021	3,847
	Washington State, Health Care Fac Auth
1,175	5.00%, 10/01/2042	1,393
		10,836

8

The Hartford Municipal Real Return Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 96.0% - (continued)
	West Virginia - 2.0%
	West Virginia Econ Development Auth Solid Waste Disposal Facs
$585	2.25%, 01/01/2041		$585
	West Virginia State Econ DA Lease Rev
3,785	5.00%, 06/01/2018 - 06/01/2020		4,539
			5,124
	Wisconsin - 1.5%
	Wisconsin Health & Educational Facilities Auth
2,265	5.00%, 02/15/2026		2,517
	Wisconsin State GO
125	5.75%, 05/01/2033		150
865	6.00%, 05/01/2036		1,060
			3,727
	Total municipal bonds
	(cost $231,263)		$243,430

	Total long-term investments
	(cost $231,263)		$243,430

SHORT-TERM INVESTMENTS - 3.0%
	Investment Pools and Funds - 3.0%
7,552	JP Morgan Tax Free Money Market Fund		$7,552

	Total short-term investments
	(cost $7,552)		$7,552

	Total investments
	(cost $238,815) ▲	99.0%	$250,982
	Other assets and liabilities	1.0%	2,481
	Total net assets	100.0%	$253,463

9

The Hartford Municipal Real Return Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.
●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $2,035, which represents 0.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $886 at July 31, 2012.
‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $3,985 of cash as collateral in connection with swap contracts.

Interest Rate Swap Contracts Outstanding at July 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	2.22% Fixed	CPURNSA 226.80	$21,775	04/05/15	$–	$(273)	$(273)
BCLY	2.46% Fixed	CPURNSA 219.45	3,500	03/09/13	–	(7)	(7)
BCLY	2.65% Fixed	CPURNSA 219.28	10,500	03/04/18	–	(275)	(275)
BCLY	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	(238)	(238)
BCLY	2.98% Fixed	CPURNSA 219.41	5,750	03/08/26	–	(418)	(418)
BOA	2.45% Fixed	CPURNSA 226.34	7,800	03/22/17	–	(146)	(146)
CSI	1.19% Fixed	CPURNSA 226.04	4,000	10/07/12	–	16	16
DEUT	1.40% Fixed	CPURNSA 226.04	7,000	10/07/14	–	71	71
DEUT	2.40% Fixed	CPURNSA 226.02	7,800	03/12/17	–	(120)	(120)
JPM	2.33% Fixed	CPURNSA 225.92	7,000	09/30/21	–	43	43
JPM	2.34% Fixed	CPURNSA 219.28	3,600	03/04/14	–	(23)	(23)
JPM	2.45% Fixed	CPURNSA 219.25	5,500	03/03/16	–	(83)	(83)
JPM	2.46% Fixed	CPURNSA 219.45	3,500	03/09/13	–	(7)	(7)
JPM	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	(238)	(238)
JPM	2.97% Fixed	CPURNSA 220.69	6,800	04/14/26	–	(482)	(482)
UBS	2.07% Fixed	CPURNSA 229.93	9,925	07/19/17	–	11	11
UBS	2.34% Fixed	CPURNSA 219.28	7,200	03/04/14	–	(45)	(45)
UBS	2.65% Fixed	CPURNSA 219.28	5,250	03/04/18	–	(138)	(138)
UBS	2.71% Fixed	CPURNSA 220.66	4,600	04/13/16	–	(140)	(140)
UBS	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	(238)	(238)
UBS	2.79% Fixed	CPURNSA 220.66	7,800	04/13/18	–	(297)	(297)
UBS	2.95% Fixed	CPURNSA 219.38	5,750	03/07/26	–	(378)	(378)
					$–	$(3,405)	$(3,405)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Municipal Real Return Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
IDA	Industrial Development Authority Bond
ISD	Independent School District
PA	Port Authority
PSFG	Public School Fund Guarantee
USD	United School District

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	6.4%
Aa / AA	39.4
A	34.3
Baa / BBB	6.7
Ba / BB	1.4
Unrated	7.8
Non Debt Securities and Other Short-Term Instruments	3.0
Other Assets & Liabilities	1.0
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of July 31, 2012

Industry	Percentage of Net Assets
Airport Revenues	6.2%
General Obligations	18.4
Health Care/Services	12.5
Higher Education (Univ., Dorms, etc.)	7.3
Housing (HFA'S, etc.)	0.4
Miscellaneous	12.1
Pollution Control	2.4
Prerefunded	3.7
Special Tax Assessment	4.1
Tax Allocation	4.7
Transportation	6.5
Utilities - Combined	1.0
Utilities - Electric	7.9
Utilities - Gas	0.9
Utilities - Water and Sewer	7.7
Waste Disposal	0.2
Short-Term Investments	3.0
Other Assets and Liabilities	1.0
Total	100.0%

11

The Hartford Municipal Real Return Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	243,430	–	243,430	–
Short-Term Investments	7,552	7,552	–	–
Total	$250,982	$7,552	$243,430	$–
Interest Rate Swaps *	141	–	141	–
Total	$141	$–	$141	$–
Liabilities:
Interest Rate Swaps *	3,546	–	3,546	–
Total	$3,546	$–	$3,546	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Swaps*	$91	$—	†	$(91)	$—	$—	$—	$—	$—	$—
Total	$91	$—		$(91)	$—	$—	$—	$—	$—	$—

Liabilities:
Swaps*	$(1,873)	$—	†	$1,873	$—	$—	$—	$—	$—	$—
Total	$(1,873)	$—		$1,873	$—	$—	$—	$—	$—	$—

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
†	The realized gain (loss) earned for swaps during the period ended July 31, 2012 was $(824).

12

The Hartford SmallCap Growth Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4%
	Automobiles and Components - 0.7%
11	Dana Holding Corp.	$144
54	Tenneco Automotive, Inc. ●	1,581
		1,725
	Banks - 2.4%
111	Boston Private Financial Holdings, Inc.	1,046
7	First Merchants Corp.	104
40	Flushing Financial Corp.	561
18	Nationstar Mortgage Holdings, Inc. ●	394
72	Ocwen Financial Corp. ●	1,419
7	Signature Bank ●	472
82	Umpqua Holdings Corp.	1,023
17	Wintrust Financial Corp.	624
		5,643
	Capital Goods - 11.1%
23	A.O. Smith Corp.	1,150
23	AAON, Inc.	422
31	Acuity Brands, Inc.	1,799
57	Altra Holdings, Inc.	946
1	American Science & Engineering, Inc.	76
28	Applied Industrial Technologies, Inc.	1,040
4	Argan, Inc.	55
18	Astronics Corp. ●	544
37	AZZ, Inc.	1,149
5	Beacon Roofing Supply, Inc. ●	141
48	Belden, Inc.	1,546
16	Brady Corp. Class A	422
34	Chart Industries, Inc. ●	2,208
15	Commercial Vehicles Group, Inc. ●	116
2	Cubic Corp.	82
3	Enpro Industries, Inc. ●	107
20	Esterline Technologies Corp. ●	1,166
21	Franklin Electric Co., Inc.	1,171
41	Gencorp, Inc. ●	346
59	GrafTech International Ltd. ●	615
23	Lennox International, Inc.	1,017
9	Lindsay Corp.	617
51	Meritor, Inc. ●	239
31	Moog, Inc. Class A ●	1,132
5	National Presto Industries, Inc.	339
42	Nordson Corp.	2,158
2	Nortek, Inc. ●	102
6	Orbital Sciences Corp. ●	80
29	Polypore International, Inc. ●	1,061
2	Robbins & Myers, Inc.	110
9	Sauer-Danfoss, Inc.	322
44	Sun Hydraulics Corp.	998
55	Taser International, Inc. ●	295
24	Teledyne Technologies, Inc. ●	1,508
2	Tennant Co.	63
4	Trex Co., Inc. ●	107
54	Trimas Corp. ●	1,181
21	Xerium Technologies, Inc. ●	65
		26,495
	Commercial and Professional Services - 3.3%
20	ACCO Brands Corp. ●	168
43	Cenveo, Inc. ●	82
11	Corporate Executive Board Co.	489
56	Deluxe Corp.	1,598
33	Exponent, Inc. ●	1,695
12	Herman Miller, Inc.	211
4	HNI Corp.	106
63	On Assignment, Inc. ●	974
17	Portfolio Recovery Associate ●	1,473
5	Quad Graphics, Inc.	80
13	RPX Corp. ●	164
62	Sykes Enterprises, Inc. ●	916
		7,956
	Consumer Durables and Apparel - 3.9%
33	Arctic Cat, Inc. ●	1,464
17	Brunswick Corp.	369
5	Cherokee, Inc.	72
11	Deckers Outdoor Corp. ●	457
82	Fifth & Pacific Cos., Inc. ●	907
33	G-III Apparel Group Ltd. ●	815
5	iRobot Corp. ●	102
16	Leapfrog Enterprises, Inc. ●	179
8	Movado Group	183
6	Polaris Industries, Inc.	450
31	Smith & Wesson Holding Corp. ●	310
41	Steven Madden Ltd. ●	1,644
8	Sturm Ruger & Co., Inc.	391
37	True Religion Apparel, Inc.	963
5	Vera Bradley, Inc. ●	116
22	Warnaco Group, Inc. ●	930
		9,352
	Consumer Services - 3.0%
8	American Public Education, Inc. ●	201
1	Biglari Holdings, Inc. ●	432
40	Brinker International, Inc.	1,282
14	Buffalo Wild Wings, Inc. ●	1,012
6	Capella Education Co. ●	149
39	Cheesecake Factory, Inc. ●	1,323
12	Domino's Pizza, Inc.	413
46	Ignite Restaurant Group, Inc. ●	631
12	Multimedia Games Holding Co., Inc. ●	166
4	Papa John's International, Inc. ●	214
44	Sotheby's Holdings	1,304
2	Strayer Education, Inc.	116
		7,243
	Diversified Financials - 1.1%
46	Compass Diversified Holdings	636
62	DFC Global Corp. ●	1,197
4	First Cash Financial Services, Inc. ●	173
16	Nelnet, Inc.	364
17	Netspend Holdings, Inc. ●	153
2	World Acceptance Corp. ●	121
		2,644
	Energy - 7.3%
27	Alon USA Energy, Inc.	300
18	ATP Oil & Gas Corp. ●	25
6	Basic Energy Services, Inc. ●	61
35	Berry Petroleum Co.	1,349
11	Contango ORE, Inc. ●	658
53	CVR Energy, Inc. ●	1,518
47	Energy XXI (Bermuda) Ltd.	1,471
14	Global Geophysical Services, Inc. ●	79

1

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Energy - 7.3% - (continued)
37	Gulfmark Offshore, Inc. ●	$1,312
24	Halcon Resources LLC ●	160
24	Hornbeck Offshore Services, Inc. ●	1,004
190	ION Geophysical Corp. ●	1,266
35	PDC Energy, Inc. ●	927
153	Rentech, Inc. ●	304
4	REX American Resources Corp. ●	76
90	Rex Energy Corp. ●	1,142
51	Rosetta Resources, Inc. ●	2,136
28	SemGroup Corp. ●	955
39	Stone Energy Corp. ●	1,030
3	Targa Resources Corp.	119
130	Vaalco Energy, Inc. ●	950
5	W&T Offshore, Inc.	97
18	Western Refining, Inc.	428
16	Willbros Group, Inc. ●	107
		17,474
	Food and Staples Retailing - 1.0%
32	Casey's General Stores, Inc.	1,874
15	Natural Grocers By Vitamin C ●	306
215	Rite Aid Corp. ●	250
		2,430
	Food, Beverage and Tobacco - 1.1%
7	Boston Beer Co., Inc. Class A ●	758
81	Darling International, Inc. ●	1,331
35	Vector Group Ltd.	596
		2,685
	Health Care Equipment and Services - 7.0%
14	Accretive Health, Inc. ●	196
29	Alliance HealthCare Services, Inc. ●	24
5	Analogic Corp.	320
2	Athenahealth, Inc. ●	165
4	Atrion Corp.	785
12	Bio-Reference Laboratories, Inc. ●	299
2	Centene Corp. ●	81
2	Chemed Corp.	119
7	Computer Programs & Systems, Inc.	366
22	Corvel Corp. ●	1,025
37	Cyberonics, Inc. ●	1,597
5	Cynosure, Inc. Class A ●	123
90	Dexcom, Inc. ●	994
29	HealthSouth Corp. ●	651
11	Heartware International, Inc. ●	993
11	ICU Medical, Inc. ●	560
59	Masimo Corp. ●	1,330
166	Merge Healthcare, Inc. ●	492
5	Molina Healthcare, Inc. ●	124
25	Natus Medical, Inc. ●	308
52	Owens & Minor, Inc.	1,461
15	Quality Systems	249
5	Quidel Corp. ●	77
39	RTI Biologics, Inc. ●	138
40	U.S. Physical Therapy, Inc.	1,020
8	Vocera Communications, Inc. ●	217
36	Volcano Corp. ●	953
31	Wellcare Health Plans, Inc. ●	1,999
		16,666
	Household and Personal Products - 2.0%
45	Elizabeth Arden, Inc. ●	1,763
4	Medifast, Inc. ●	112
3	Natures Sunshine	38
36	Nu Skin Enterprises, Inc. Class A	1,830
17	Spectrum Brands Holdings, Inc. ●	641
8	Usana Health Sciences, Inc. ●	351
		4,735
	Insurance - 0.9%
35	Amerisafe, Inc. ●	873
18	Montpelier Re Holdings Ltd.	359
30	Protective Life Corp.	832
		2,064
	Materials - 3.7%
10	American Vanguard Corp.	234
22	Chemtura Corp. ●	297
14	Flotek Industries, Inc. ●	135
4	Georgia Gulf Corp.	125
15	Gold Resource Corp.	265
21	Headwaters, Inc. ●	128
6	Koppers Holdings, Inc.	191
35	Kraton Performance Polymers ●	815
8	Minerals Technologies, Inc.	538
18	Myers Industries, Inc.	294
3	Newmarket Corp.	661
5	Noranda Aluminium Holding Corp.	33
49	Olin Corp.	989
20	P.H. Glatfelter Co.	318
50	PolyOne Corp.	740
52	Silgan Holdings, Inc.	2,152
19	TPC Group, Inc. ●	726
33	Verso Paper Corp. ●	44
20	Wausau Paper Corp.	172
		8,857
	Media - 1.1%
62	Arbitron, Inc.	2,179
118	Dex One Corp. ●	129
8	Reachlocal, Inc. ●	93
29	Sinclair Broadcast Group, Inc. Class A	294
19	Supermedia, Inc. ●	44
		2,739
	Pharmaceuticals, Biotechnology and Life Sciences - 13.3%
39	3SBio, Inc. ADR ●	431
10	Achillion Pharmaceuticals, Inc. ●	65
9	Acorda Therapeutics, Inc. ●	209
18	Agenus, Inc. ●	88
104	Alkermes plc ●	1,942
28	Auxilium Pharmaceuticals, Inc. ●	753
67	Aveo Pharmaceuticals, Inc. ●	882
39	BioCryst Pharmaceuticals, Inc. ●	172
81	Bruker Corp. ●	955
123	Cadence Pharmaceuticals, Inc. ●	521
5	Clovis Oncology, Inc. ●	88
53	Cubist Pharmaceuticals, Inc. ●	2,274
16	Cumberland Pharmaceuticals, Inc. ●	99
7	Emergent Biosolutions, Inc. ●	108
182	Exelixis, Inc. ●	1,140
10	Furiex Pharmaceuticals, Inc. ●	192
9	Genomic Health, Inc. ●	289

2

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 13.3% - (continued)
93	Immunogen, Inc. ●	$1,503
52	Immunomedics, Inc. ●	181
58	Incyte Corp. ●	1,443
84	Ironwood Pharmaceuticals, Inc. ●	1,086
20	Keryx Biopharmaceuticals, Inc. ●	36
1	Map Pharmaceuticals, Inc. ●	17
105	Medicines Co. ●	2,634
6	Medicis Pharmaceutical Corp. Class A	191
19	Momenta Pharmaceuticals, Inc. ●	270
13	Nektar Therapeutics ●	107
74	Neurocrine Biosciences, Inc. ●	566
159	NPS Pharmaceuticals, Inc. ●	1,228
19	Obagi Medical Products, Inc. ●	295
7	Omeros Corp. ●	64
77	Optimer Pharmaceuticals, Inc. ●	1,052
45	PAREXEL International Corp. ●	1,242
79	PDL Biopharma, Inc.	534
11	Pharmacyclics, Inc. ●	575
16	Pozen, Inc. ●	100
95	Progenics Pharmaceuticals, Inc. ●	493
11	Questcor Pharmaceuticals, Inc. ●	388
24	Repligen Corp. ●	94
118	Rigel Pharmaceuticals, Inc. ●	1,294
39	Salix Pharmaceuticals Ltd. ●	1,763
11	Sangamo BioSciences, Inc. ●	59
35	Santarus, Inc. ●	256
26	Sciclone Pharmaceuticals, Inc. ●	150
86	Seattle Genetics, Inc. ●	2,241
65	Siga Technologies, Inc. ●	190
19	Spectrum Pharmaceuticals, Inc. ●	264
36	Sunesis Pharmaceuticals, Inc. ●	106
39	Tesaro, Inc. ●	513
17	Threshold Pharmaceuticals, Inc. ●	116
87	Trius Therapeutics, Inc. ●	481
39	Ventrus Biosciences, Inc. ●	143
		31,883
	Real Estate - 2.2%
11	CBL & Associates Properties	221
39	Colonial Properties Trust	884
37	Coresite Realty Corp.	993
49	Felcor Lodging Trust, Inc. ●	237
42	Glimcher Realty Trust	420
70	Inland Real Estate Corp.	561
94	MFA Mortgage Investments, Inc.	757
10	Omega Healthcare Investors, Inc.	230
90	Sunstone Hotel Investors, Inc. ●	898
		5,201
	Retailing - 6.7%
8	Aeropostale, Inc. ●	162
13	ANN, Inc. ●	341
120	Ascena Retail Group, Inc. ●	2,205
11	Buckle (The), Inc.	437
11	CafePress, Inc. ●	91
4	Cato Corp.	101
14	Children's Place Retail Stores, Inc. ●	726
30	Core-Mark Holding Co., Inc.	1,434
30	DSW, Inc.	1,753
5	Express, Inc. ●	79
9	Francescas Holding Corp. ●	289
21	Group 1 Automotive, Inc.	1,128
2	Hibbett Sports, Inc. ●	103
36	Lumber Liquidators Holdings, Inc. ●	1,512
46	Mattress Firm Holding Corp. ●	1,333
28	Overstock.com, Inc. ●	223
21	PetMed Express, Inc.	208
2	Pier 1 Imports, Inc.	39
40	rue21, Inc. ●	974
15	Select Comfort Corp. ●	384
27	Shutterfly, Inc. ●	881
31	Teavana Holdings, Inc. ●	350
14	Vitamin Shoppe, Inc. ●	778
10	Zumiez, Inc. ●	367
		15,898
	Semiconductors and Semiconductor Equipment - 2.5%
24	Cymer, Inc. ●	1,380
45	Entropic Communications, Inc. ●	269
172	GT Advanced Technologies, Inc. ●	883
28	Kulicke & Soffa Industries, Inc. ●	307
189	Mindspeed Technologies, Inc. ●	446
68	Nanometrics, Inc. ●	1,030
40	Rambus, Inc. ●	169
44	Ultratech Stepper, Inc. ●	1,413
		5,897
	Software and Services - 15.6%
51	Ancestry.com, Inc. ●	1,693
26	Bazaarvoice, Inc. ●	403
27	Broadsoft, Inc. ●	651
27	Carbonite, Inc. ●	263
19	Commvault Systems, Inc. ●	912
73	Constant Contact, Inc. ●	1,231
25	CSG Systems International, Inc. ●	448
12	Deltek, Inc. ●	160
3	Dice Holdings, Inc. ●	24
16	Digital River, Inc. ●	281
39	Ebix, Inc.	847
13	Fair Isaac, Inc.	576
19	Fortinet, Inc. ●	454
20	Global Cash Access, Inc. ●	131
16	Guidance Software, Inc. ●	161
3	Heartland Payment Systems, Inc.	105
82	Higher One Holdings, Inc. ●	915
37	Imperva, Inc. ●	967
19	Intralinks Holdings, Inc. ●	81
77	j2 Global, Inc.	2,300
41	JDA Software Group, Inc. ●	1,215
28	Jive Software, Inc. ●	569
3	Kenexa Corp. ●	81
46	Keynote Systems, Inc.	638
135	LivePerson, Inc. ●	2,523
12	Manhattan Associates, Inc. ●	565
10	MicroStrategy, Inc. ●	1,181
84	Mitek Systems, Inc. ●	331
148	Motricity, Inc. ●	71
148	Motricity, Inc. w/ Rights	5
21	Move, Inc. ●	191

3

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Software and Services - 15.6% - (continued)
4	Netscout Systems, Inc. ●	$86
6	Opentable, Inc. ●	233
35	Opnet Technologies, Inc.	926
79	Parametric Technology Corp. ●	1,698
21	Proofpoint, Inc. ●	285
6	Pros Holdings, Inc. ●	77
46	QLIK Technologies, Inc. ●	922
8	Rosetta Stone, Inc. ●	98
148	Sapient Corp.	1,470
40	SeaChange International, Inc. ●	302
39	Solarwinds, Inc. ●	2,072
14	Solera Holdings, Inc.	527
20	Sourcefire, Inc. ●	1,018
21	Splunk, Inc. ●	629
8	Telenav, Inc. ●	44
49	TiVo, Inc. ●	424
17	TNS, Inc. ●	289
7	Travelzoo, Inc. ●	147
40	Tyler Corp. ●	1,550
11	Unisys Corp. ●	214
29	VeriFone Systems, Inc. ●	1,044
3	Vistaprint N.V. ●	107
7	Websense, Inc. ●	105
42	Wright Express Corp. ●	2,713
36	XO Group, Inc. ●	308
		37,261
	Technology Hardware and Equipment - 3.3%
61	Aruba Networks, Inc. ●	862
21	Audience, Inc. ●	384
14	CalAmp Corp. ●	108
33	Coherent, Inc. ●	1,604
20	Comtech Telecommunications Corp.	540
25	Extreme Networks, Inc. ●	80
28	Intermec, Inc. ●	169
5	Loral Space & Communications, Inc.	345
66	Oplink Communications, Inc. ●	870
39	Plantronics, Inc.	1,293
3	Plexus Corp. ●	75
29	STEC, Inc. ●	230
4	Synaptics, Inc. ●	105
15	Ubiquiti Networks, Inc. ●	215
27	Universal Display Corp. ●	864
10	Zygo Corp. ●	182
		7,926
	Telecommunication Services - 0.5%
22	Boingo Wireless, Inc. ●	188
5	Cogent Communication Group, Inc. ●	98
5	FairPoint Communications, Inc. ●	30
21	IDT Corp. Class B	209
39	Leap Wireless International, Inc. ●	222
10	Lumos Networks Corp.	88
6	magicJack VocalTec Ltd. ●	124
5	NTELOS Holdings Corp.	108
79	Vonage Holdings Corp. ●	141
		1,208
	Transportation - 2.2%
12	Alaska Air Group, Inc. ●	425
8	Allegiant Travel Co. ●	547
118	Avis Budget Group, Inc. ●	1,697
2	Dollar Thrifty Automotive Group, Inc. ●	126
16	Hawaiian Holdings, Inc. ●	103
24	Marten Transport Ltd.	428
20	Republic Airways Holdings, Inc. ●	89
8	Spirit Airlines, Inc. ●	170
26	US Airways Group, Inc. ●	295
63	Werner Enterprises, Inc.	1,456
		5,336
	Utilities - 0.5%
6	California Water Service Group	107
28	UNS Energy Corp.	1,152
		1,259
	Total common stocks
	(cost $216,287)	$230,577

EXCHANGE TRADED FUNDS - 1.5%
	Other Investment Pools and Funds - 1.5%
41	iShares Russell 2000 Growth Index Fund	$3,672

	Total exchange traded funds
	(cost $3,733)	$3,672

	Total long-term investments
	(cost $220,020)	$234,249

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,384, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $1,412)
$1,384	0.17%, 07/31/2012	$1,384
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $1,068, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $1,089)
1,068	0.18%, 07/31/2012	1,068
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $262, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $267)
262	0.19%, 07/31/2012	262
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $876, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $894)
876	0.19%, 07/31/2012	876

4

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
Repurchase Agreements - 1.7% - (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $6, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $6)
$6	0.17%, 07/31/2012		$6
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $362, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $369)
362	0.19%, 07/31/2012		362
			3,958
	Total short-term investments
	(cost $3,958)		$3,958

	Total investments
	(cost $223,978) ▲	99 .6%	$238,207
	Other assets and liabilities	0 .4%	900
	Total net assets	100 .0%	$239,107

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $225,383 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,318
Unrealized Depreciation	(18,494)
Net Unrealized Appreciation	$12,824

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

5

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$230,577	$230,577	$–	$–
Exchange Traded Funds	3,672	3,672	–	–
Short-Term Investments	3,958	–	3,958	–
Total	$238,207	$234,249	$3,958	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

The Hartford Value Opportunities Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Banks - 3.6%
49	Fifth Third Bancorp	$674
98	Wells Fargo & Co.	3,324
		3,998
	Capital Goods - 2.8%
13	AGCO Corp. ●	553
3	Engility Holdings, Inc. ●	37
13	General Dynamics Corp.	814
15	L-3 Communications Holdings, Inc.	1,074
16	PACCAR, Inc.	653
		3,131
	Commercial and Professional Services - 0.6%
49	Knoll, Inc.	676

	Consumer Durables and Apparel - 0.6%
17	Steven Madden Ltd. ●	687

	Consumer Services - 0.5%
28	DeVry, Inc.	549

	Diversified Financials - 13.5%
27	Ameriprise Financial, Inc.	1,379
302	Bank of America Corp.	2,216
11	BlackRock, Inc.	1,869
26	Citigroup, Inc.	705
26	Goldman Sachs Group, Inc.	2,642
78	JP Morgan Chase & Co.	2,817
69	Nasdaq OMX Group, Inc.	1,560
39	NYSE Euronext	997
25	Oaktree Capital ⌂■●†	861
74	Solar Cayman Ltd. ⌂■●†	7
		15,053
	Energy - 16.5%
26	Anadarko Petroleum Corp.	1,803
58	Baker Hughes, Inc.	2,689
65	Canadian Natural Resources Ltd. ADR	1,772
98	Cobalt International Energy, Inc. ●	2,460
32	Consol Energy, Inc.	920
84	Halliburton Co.	2,795
–	Inpex Corp.	750
108	Lone Pine Resources, Inc. ●	239
17	Newfield Exploration Co. ●	531
16	Noble Corp.	582
26	QEP Resources, Inc.	787
73	Southwestern Energy Co. ●	2,426
57	Trican Well Service Ltd.	688
		18,442
	Food, Beverage and Tobacco - 5.4%
27	Archer Daniels Midland Co.	701
13	Dr. Pepper Snapple Group	570
13	Groupe Danone	783
139	Maple Leaf Foods, Inc. w/ Rights	1,389
63	Molson Coors Brewing Co.	2,651
		6,094
	Health Care Equipment and Services - 5.2%
21	Covidien plc	1,183
65	Medtronic, Inc.	2,575
52	Universal Health Services, Inc. Class B	2,041
		5,799
	Household and Personal Products - 1.8%
26	Energizer Holdings, Inc. ●	2,005

	Insurance - 6.4%
42	Principal Financial Group, Inc.	1,087
38	Progressive Corp.	745
27	Reinsurance Group of America, Inc.	1,501
15	StanCorp Financial Group, Inc.	448
15	Swiss Re Ltd.	950
126	Unum Group	2,376
		7,107
	Materials - 5.6%
21	Akzo Nobel N.V.	1,157
9	Cabot Corp.	340
16	Celanese Corp.	610
48	Methanex Corp. ADR	1,330
38	Mosaic Co.	2,203
37	Sealed Air Corp.	594
		6,234
	Media - 1.8%
25	Comcast Corp. Class A	820
32	Time Warner, Inc.	1,253
		2,073
	Pharmaceuticals, Biotechnology and Life Sciences - 10.0%
33	Agilent Technologies, Inc.	1,246
113	Almirall S.A. ●	870
244	AVANIR Pharmeceuticals, Inc. ●	699
39	Daiichi Sankyo Co., Ltd.	642
85	Merck & Co., Inc.	3,738
14	Roche Holding AG	2,535
108	WuXi PharmaTech Cayman, Inc. ●	1,461
		11,191
	Real Estate - 1.8%
30	Hatteras Financial Corp.	864
48	Weyerhaeuser Co.	1,115
		1,979
	Retailing - 3.4%
572	Allstar Co. ⌂†	892
48	Kohl's Corp.	2,362
10	Target Corp.	603
		3,857
	Software and Services - 7.5%
92	Booz Allen Hamilton Holding Corp.	1,610
3	Google, Inc. ●	1,712
19	Microsoft Corp.	557
26	Oracle Corp.	799
32	Paychex, Inc.	1,045
155	Western Union Co.	2,697
		8,420
	Technology Hardware and Equipment - 5.7%
20	Arrow Electronics, Inc. ●	672
80	Cisco Systems, Inc.	1,269
246	Flextronics International Ltd. ●	1,577
38	Harris Corp.	1,577

1

The Hartford Value Opportunities Fund

Schedule of Investments  — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Technology Hardware and Equipment - 5.7% - (continued)
76	Juniper Networks, Inc. ●		$1,328
			6,423
	Transportation - 2.9%
80	Knight Transportation, Inc.		1,224
180	Toll Holdings Ltd.		756
16	United Parcel Service, Inc. Class B		1,223
			3,203
	Utilities - 2.8%
28	Entergy Corp.		2,030
36	UGI Corp.		1,116
			3,146
	Total common stocks
	(cost $110,827)		$110,067

	Total long-term investments (cost $110,827)		$110,067

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $607, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $619)
$607	0.17%, 07/31/2012		$607
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $469, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $478)
468	0.18%, 07/31/2012		468
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $115, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $117)
115	0.19%, 07/31/2012		115
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $385, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $392)
385	0.19%, 07/31/2012		385
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $3)
3	0.17%, 07/31/2012		3
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $159, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $162)
159	0.19%, 07/31/2012		159
			1,737
	Total short-term investments
	(cost $1,737)		$1,737

	Total investments
	(cost $112,564) ▲	100.0%	$111,804
	Other assets and liabilities	–%	11
	Total net assets	100.0%	$111,815

2

The Hartford Value Opportunities Fund

Schedule of Investments  — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $113,699 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,747
Unrealized Depreciation	(8,642)
Net Unrealized Depreciation	$(1,895)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $1,760, which represents 1.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $868, which represents 0.8% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar Co.	$582
07/2007 - 05/2008	25	Oaktree Capital - 144A	870
03/2007	74	Solar Cayman Ltd. - 144A	22

At July 31, 2012, the aggregate value of these securities was $1,760, which represents 1.6% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Value Opportunities Fund

Schedule of Investments  — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$110,067	$99,864	$8,443	$1,760
Short-Term Investments	1,737	–	1,737	–
Total	$111,804	$99,864	$10,180	$1,760

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$1,646	$—	$114	*	$—	$—	$—	$—	$—	$1,760
Total	$1,646	$—	$114		$—	$—	$—	$—	$—	$1,760

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $114.

4

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: September 14, 2012	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer